Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	VIRTUS VARIABLE INSURANCE TRUST
Entity Central Index Key	0000792359
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 20, 2020
Document Effective Date	Nov. 20, 2020
Prospectus Date	Apr. 30, 2020